Expenses	12 Months Ended
Dec. 31, 2023
Expenses
Expenses

24.Expenses

Expenses for the company’s insurance and reinsurance companies and non-insurance companies for the years ended December 31 were comprised as follows:

	Year ended December 31, 2023
						Non-insurance
	Insurance and reinsurance companies(1)					companies	Total
				Non-directly
				attributable
	Directly attributable expenses			expenses
					Total
					expenses of
					insurance
	Insurance		Total directly	Other	and
	acquisition	Other	attributable	operating	reinsurance	Non-insurance
	cash flows	expenses	expenses	expenses	companies	expenses
Losses on claims, net (2)	—	11,992.5	11,992.5	—	11,992.5	—	11,992.5
Premium taxes	276.0	—	276.0	—	276.0	—	276.0
Commissions	3,582.7	—	3,582.7	—	3,582.7	—	3,582.7
Cost of sales	—	—	—	—	—	4,059.6	4,059.6
Compensation expense	586.3	863.5	1,449.8	772.7	2,222.5	1,120.4	3,342.9
Administrative expense and other	297.2	402.2	699.4	623.9	1,323.3	1,388.7	2,712.0
Total	4,742.2	13,258.2	18,000.4	1,396.6	19,397.0	6,568.7	25,965.7

As presented in the consolidated statement of earnings:

Insurance service expenses	4,742.2	17,201.9	21,944.1	—	21,944.1	—	21,944.1
Recoveries of insurance service expenses	—	(3,943.7)	(3,943.7)	—	(3,943.7)	—	(3,943.7)
Other insurance operating expenses and Corporate and other expenses	—	—	—	1,396.6	1,396.6	—	1,396.6
Non-insurance expenses	—	—	—	—	—	6,568.7	6,568.7
Total	4,742.2	13,258.2	18,000.4	1,396.6	19,397.0	6,568.7	25,965.7

	Year ended December 31, 2022
	Restated
						Non-insurance
	Insurance and reinsurance companies(1)					companies	Total
				Non-directly
				attributable
	Directly attributable expenses			expenses
					Total
					expenses of
					insurance
	Insurance		Total directly	Other	and
	acquisition	Other	attributable	operating	reinsurance	Non-insurance
	cash flows	expenses	expenses	expenses	companies	expenses
Losses on claims, net (2)	—	11,629.7	11,629.7	—	11,629.7	—	11,629.7
Premium taxes	252.7	—	252.7	—	252.7	—	252.7
Commissions	3,234.5	—	3,234.5	—	3,234.5	—	3,234.5
Cost of sales	—	—	—	—	—	3,349.4	3,349.4
Compensation expense	605.7	843.2	1,448.9	656.7	2,105.6	1,023.8	3,129.4
Administrative expense and other	273.6	353.5	627.1	296.4	923.5	1,147.7	2,071.2
Total	4,366.5	12,826.4	17,192.9	953.1	18,146.0	5,520.9	23,666.9

As presented in the consolidated statement of earnings:

Insurance service expenses	4,366.5	16,100.8	20,467.3	—	20,467.3	—	20,467.3
Recoveries of insurance service expenses	—	(3,274.4)	(3,274.4)	—	(3,274.4)	—	(3,274.4)
Other insurance operating expenses and Corporate and other expenses	—	—	—	953.1	953.1	—	953.1
Non-insurance expenses	—	—	—	—	—	5,520.9	5,520.9
Total	4,366.5	12,826.4	17,192.9	953.1	18,146.0	5,520.9	23,666.9

(1)Includes Life insurance and Run-off, and the group holding companies.

(2)Includes the effects of discounting and changes in the risk adjustment.